Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues
Net product revenues (formerly known as online direct sales)	$ 51,000,478	¥ 331,824,410	¥ 237,943,632	¥ 167,936,020
Net service revenues (formerly known as services and others)	4,688,893	30,507,344	20,346,315	13,106,280
Total net revenues	55,689,371	362,331,754	258,289,947	181,042,300
Operating expenses
Cost of revenues	(47,879,260)	(311,516,831)	(222,934,637)	(158,960,400)
Fulfillment	(3,975,397)	(25,865,128)	(18,559,691)	(12,367,030)
Marketing	(2,292,871)	(14,918,107)	(10,158,686)	(7,232,717)
Technology and content	(1,022,451)	(6,652,374)	(4,452,708)	(2,902,033)
General and administrative	(647,801)	(4,214,790)	(3,435,878)	(2,187,890)
Impairment of goodwill and intangible assets | ¥				(2,750,129)
Total operating expenses	(55,817,780)	(363,167,230)	(259,541,600)	(186,400,199)
Loss from operations	(128,409)	(835,476)	(1,251,653)	(5,357,899)
Other income/(expense)
Share of results of equity investees	(296,131)	(1,926,720)	(2,781,909)	(2,852,677)
Interest income	388,929	2,530,490	1,226,852	673,006
Interest expense	(148,124)	(963,742)	(618,567)	(72,595)
Others, net	202,328	1,316,408	1,543,376	(145,807)
Income/(loss) before tax	18,593	120,960	(1,881,901)	(7,755,972)
Income tax benefits/(expenses)	(21,455)	(139,593)	(166,391)	14,646
Net loss from continuing operations	(2,862)	(18,633)	(2,048,292)	(7,741,326)
Net income/(loss) from discontinued operations, net of tax	1,063	6,915	(1,365,432)	(1,376,180)
Net loss	(1,799)	(11,718)	(3,413,724)	(9,117,506)
Net loss from continuing operations attributable to non-controlling interests shareholders	(20,819)	(135,452)	(47,848)	(9,566)
Net loss from discontinued operations attributable to non-controlling interests shareholders	(773)	(5,030)	(3,743)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	43,192	281,021	444,657
Net loss attributable to ordinary shareholders	(23,399)	(152,257)	(3,806,790)	(9,107,940)
Including: Net loss from discontinued operations attributable to ordinary shareholders	(41,356)	(269,076)	(1,806,346)	(1,376,180)
Net income/(loss) from continuing operations attributable to ordinary shareholders	17,957	116,819	(2,000,444)	(7,731,760)
Net loss	(1,799)	(11,718)	(3,413,724)	(9,117,506)
Other comprehensive income:
Foreign currency translation adjustments	(126,347)	(822,052)	943,616	954,787
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	226,398	1,473,014	(78,792)	(238,852)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(54,144)	(352,274)	123,743	216,230
Net unrealized gains/(losses) on available-for-sale securities	172,254	1,120,740	44,951	(22,622)
Total other comprehensive income	45,907	298,688	988,567	932,165
Total comprehensive income/(loss)	44,108	286,970	(2,425,157)	(8,185,341)
Total comprehensive loss attributable to non-controlling interests shareholders	(21,592)	(140,482)	(51,591)	(8,352)
Total comprehensive income attributable to mezzanine classified non-controlling interests shareholders	43,192	281,021	444,657
Total comprehensive income/(loss) attributable to ordinary shareholders	$ 22,508	¥ 146,431	¥ (2,818,223)	¥ (8,176,989)
Net income/(loss) per share-Basic
Continuing operations | (per share)	$ 0.01	¥ 0.04	¥ (0.71)	¥ (2.83)
Discontinued operations | (per share)	(0.01)	(0.09)	(0.64)	(0.50)
Net loss per share - basic | (per share)	(0.01)	(0.05)	(1.36)	(3.33)
Net income/(loss) per share-Diluted
Continuing operations | (per share)	0.01	0.04	(0.71)	(2.83)
Discontinued operations | (per share)	(0.01)	(0.09)	(0.64)	(0.50)
Net loss per share - diluted | (per share)	$ (0.01)	¥ (0.05)	¥ (1.36)	¥ (3.33)
Weighted average number of shares
Basic | shares	2,844,826,014	2,844,826,014	2,804,767,889	2,735,034,034
Diluted | shares	2,911,461,817	2,911,461,817	2,804,767,889	2,735,034,034
Share-based compensation expenses included in:
Share-based compensation expenses | ¥		¥ (2,780,062)	¥ (2,061,432)	¥ (1,076,286)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	$ (4,229)	(27,513)	(17,485)	(7,529)
Fulfillment
Share-based compensation expenses included in:
Share-based compensation expenses	(65,430)	(425,706)	(332,383)	(164,162)
Marketing
Share-based compensation expenses included in:
Share-based compensation expenses	(20,864)	(135,749)	(87,261)	(47,510)
Technology and content
Share-based compensation expenses included in:
Share-based compensation expenses	(103,071)	(670,612)	(470,234)	(208,898)
General and administrative
Share-based compensation expenses included in:
Share-based compensation expenses	$ (233,694)	¥ (1,520,482)	¥ (1,154,069)	¥ (648,187)